Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	$ 4,582	$ 3,771
Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	2,116	1,764
Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	949	780
Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	1,462	1,151
Not due [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	55	76
ConfirmMDx [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	3,646	3,320
ConfirmMDx [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	1,644	1,570
ConfirmMDx [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	746	716
ConfirmMDx [Member] | Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	1,256	1,034
SelectMDx [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	593	316
SelectMDx [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	151	80
SelectMDx [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	203	62
SelectMDx [Member] | Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	206	115
SelectMDx [Member] | Not due [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	33	59
Other [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	343	135
Other [Member] | Months 1-3 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	321	114
Other [Member] | Months 4-6 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables		2
Other [Member] | Months 7-12 months [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables		2
Other [Member] | Not due [Member]
Trade and Other Receivables (Details) - Schedule of total accounts receivable balance with the claim date [Line Items]
Total Trade Receivables	$ 22	$ 17